Leases - Right-of-use assets (Details) $ in Thousands	9 Months Ended
Sep. 30, 2022 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	$ 3,059
Balance – End of period	2,048
Premises
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	2,937
Balance – End of period	1,985
Others
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	122
Balance – End of period	63
Costs
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	5,304
Additions	286
Disposals	(315)
Effects of foreign exchange	(569)
Balance – End of period	4,706
Costs | Premises
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	4,974
Additions	286
Disposals	(315)
Effects of foreign exchange	(528)
Balance – End of period	4,417
Costs | Others
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	330
Additions	0
Disposals	0
Effects of foreign exchange	(41)
Balance – End of period	289
Accumulated amortization
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	(2,245)
Additions	(758)
Disposals	(42)
Effects of foreign exchange	303
Balance – End of period	(2,658)
Accumulated amortization | Premises
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	(2,037)
Additions	(707)
Disposals	(42)
Effects of foreign exchange	270
Balance – End of period	(2,432)
Accumulated amortization | Others
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	(208)
Additions	(51)
Disposals	0
Effects of foreign exchange	33
Balance – End of period	$ (226)